Fair Value (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value
Summary of financial statement items measured at estimated fair value on a recurring basis

	June 30, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$156,148	$156,148	$—	$—
Mortgage loans held for sale at fair value	656,341	—	651,816	4,525
Investment in PMT	1,579	1,579	—	—
Mortgage servicing rights at fair value	23,070	—	—	23,070
Derivative assets:
Interest rate lock commitments	9,155	—	—	9,155
Forward purchase contracts	5,550	—	5,550	—
Forward sales contracts	93,579	—	93,579	—
MBS put options	4,194	—	4,194	—
MBS call options	1,935	—	1,935	—

Total derivative assets before netting	114,413	—	105,258	9,155
Netting(1)	(77,236)	—	—	—

Total derivative assets	37,177	—	105,258	9,155

	$874,315	$157,727	$757,074	$36,750

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$25,365	$—	$—	$25,365
Forward purchase contracts	23,306	—	23,306	—
Forward sales contracts	9,227	—	9,227	—

Total derivative liabilities before netting	57,898	—	32,533	25,365
Netting(1)	(30,453)	—	—	—

Total derivative liabilities	$27,445	$—	$32,533	$25,365

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

	December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$53,164	$53,164	$—	$—
Mortgage loans held for sale at fair value	448,384	—	448,384	—
Investment in PMT	1,897	1,897	—	—
Mortgage servicing rights at fair value	19,798	—	—	19,798
Derivative assets:
Interest rate lock commitments	23,951	—	—	23,951
Forward purchase contracts	1,645	—	1,645	—
Forward sales contracts	1,818	—	1,818	—
MBS put options	967	—	967	—

Total derivative assets before netting	28,381	—	4,430	23,951
Netting(1)	(1,091)	—	—	—

Total derivative assets	27,290	—	4,430	23,951

	$550,533	$55,061	$452,814	$43,749

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$11	$—	$—	$11
Forward purchase contracts	389	—	389	—
Forward sales contracts	1,894	—	1,894	—

Total derivative liabilities before netting	2,294	—	2,283	11
Netting(1)	(1,785)	—	—	—

Net derivative liabilities	$509	$—	$2,283	$11

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the setoff of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

	December 31, 2012
	Total	Netting	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$53,164	$—	$53,164	$—	$—
Mortgage loans held for sale at fair value	448,384	—	—	448,384	—
Investment in PMT	1,897	—	1,897	—	—
Mortgage servicing rights, at fair value	19,798	—	—	—	19,798
Derivative assets:
Interest rate lock commitments	23,951	—	—	—	23,951
Forward purchase contracts	1,487	(158)	—	1,645	—
Forward sales contracts	503	(1,315)	—	1,818	—
MBS call options	967	—	—	967	—

Total derivative assets before cash collateral netting	26,908	(1,473)	—	4,430	23,951
Cash collateral	382	382	—	—	—

Total derivative assets	27,290	(1,091)	—	4,430	23,951

	$550,533	$(1,091)	$55,061	$452,814	$43,749

Liabilities:
Derivative liabilities:
Interest rate lock commitments	$11	$—	$—	$—	$11
Forward purchase contracts	231	(158)	—	389	—
Forward sales contracts	579	(1,315)	—	1,894	—

Total derivative liabilities before cash collateral netting	821	(1,473)	—	2,283	11
Cash collateral	(312)	(312)	—	—	—

Total derivative liabilities before netting adjustment	$509	$(1,785)	$—	$2,283	$11

	December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Short-term investment	$16,041	$16,041	$—	$—
Mortgage loans held for sale at fair value	89,857	—	89,857	—
Investment in PMT	1,247	1,247	—	—
Mortgage servicing rights, at fair value	25,698	—	—	25,698
Derivative assets	5,460	—	(2,445)	7,905

	$138,303	$17,288	$87,412	$33,603

(1)
Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.

Summary of roll forward of items measured using Level 3 inputs on a recurring basis

	Quarter ended June 30, 2013
	Mortgage loans held for sale	Mortgage servicing rights	Net interest rate lock commitments(1)	Total
	(in thousands)
Balance, March 31, 2013	$4,487	$18,622	$25,437	$48,546
Repurchases	923	—	—	923
Repayments	(608)	—	—	(608)
Interest rate lock commitments issued, net	—	—	23,530	23,530
Purchases of MSR	—	4,008	—	4,008
Sales of MSR	—	(550)	—	(550)
Servicing received as proceeds from sales of mortgage loans	—	17	—	17
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—	—
Other factors	(277)	973	(20,983)	(20,287)

	(277)	973	(20,983)	(20,287)

Transfers to mortgage loans held for sale	—	—	(44,194)	(44,194)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—	—

Balance, June 30, 2013	$4,525	$23,070	$(16,210)	$11,385

Changes in fair value recognized during the period relating to assets still held at June 30, 2013	$(329)	$973	$(16,210)

Accumulated changes in fair value relating to assets still held at June 30, 2013	$(277)		$(16,210)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

	Quarter ended June 30, 2012
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Balance, March 31, 2012	$26,344	$8,088	$34,432
Interest rate lock commitments issued, net	—	34,338	34,338
Purchases of MSR	—	—	—
Servicing received as proceeds from sales of mortgage loans	62	—	62
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—
Other factors	(2,957)	49	(2,908)

	(2,957)	49	(2,908)

Transfers to mortgage loans held for sale	—	(29,765)	(29,765)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—

Balance, June 30, 2012	$23,449	$12,710	$36,159

Changes in fair value recognized during the period relating to assets still held at June 30, 2012	$(2,957)	$12,710

Accumulated changes in fair value relating to assets still held at June 30, 2012		$12,710

	Six months ended June 30, 2013
	Mortgage loans held for sale	Mortgage servicing rights	Net interest rate lock commitments(1)	Total
	(in thousands)
Balance, December 31, 2012	$—	$19,798	$23,951	$43,749
Repurchases	5,529	—	—	5,529
Repayments	(622)	—	—	(622)
Interest rate lock commitments issued, net	—	—	57,179	57,179
Purchases of MSR	—	4,008	—	4,008
Sales of MSR	—	(550)	—	(550)
Servicing received as proceeds from sales of mortgage loans	—	20	—	20
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—	—
Other factors	(382)	(206)	(21,090)	(21,678)

	(382)	(206)	(21,090)	(21,678)

Transfers to mortgage loans held for sale	—	—	(76,250)	(76,250)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—	—

Balance, June 30, 2013	$4,525	$23,070	$(16,210)	$11,385

Changes in fair value recognized during the period relating to assets still held at June 30, 2013	$(443)	$(206)	$(16,210)

Accumulated changes in fair value relating to assets still held at June 30, 2013	$(382)		$(16,210)

(1)
For the purpose of this table, the interest rate lock asset and liability positions are shown net.

	Six months ended June 30, 2012
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Balance, December 31, 2011	$25,698	$7,905	$33,603
Interest rate lock commitments issued, net	—	48,782	48,782
Purchases of MSR	—	—	—
Servicing received as proceeds from sales of mortgage loans	742	—	742
Changes in fair value included in income arising from:
Changes in instrument-specific credit risk	—	—	—
Other factors	(2,991)	57	(2,934)

	(2,991)	57	(2,934)

Transfers to mortgage loans held for sale	—	(44,034)	(44,034)
Transfers of interest rate lock commitments (asset) liability to mortgage loans acquired for sale	—	—	—

Balance, June 30, 2012	$23,449	$12,710	$36,159

Changes in fair value recognized during the period relating to assets still held at June 30, 2012	$(2,991)	$12,710

Accumulated changes in fair value relating to assets still held at June 30, 2012		$12,710

	Year ended December 31, 2012
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Assets:
Balance, December 31, 2011	$25,698	$7,905	$33,603
Purchases	—	—	—
Interest rate lock commitments issued, net	—	167,076	167,076
Servicing received as proceeds from sales of mortgage loans	774	—	774
Changes in fair value included in income	(6,674)	—	(6,674)
Transfers to mortgage loans held for sale	—	(151,030)	(151,030)

Balance, December 31, 2012	$19,798	$23,951	$43,749

Changes in fair value recognized during the period relating to assets still held at December 31, 2012	$(6,674)	$23,951

Accumulated changes in fair value relating to assets still held at December 31, 2012		$23,951

	Year ended December 31, 2011
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Assets:
Balance, December 31, 2010	$31,957	$(13)	$31,944
Purchases	1,352	—	1,352
Interest rate lock commitments issued, net	—	18,436	18,436
Servicing received as proceeds from sales of mortgage loans	1,696	—	1,696
Changes in fair value included in income	(9,307)	—	(9,307)
Transfers to mortgage loans held for sale	—	(10,518)	(10,518)

Balance, December 31, 2011	$25,698	$7,905	$33,603

Changes in fair value recognized during the period relating to assets still held at December 31, 2011	$(9,307)	$7,905

Accumulated changes in fair value relating to assets still held at December 31, 2011		$7,905

	Year ended December 31, 2010
	Mortgage servicing rights	Interest rate lock commitments	Total
	(in thousands)
Assets:
Balance, December 31, 2009	$19,024	$11	$19,035
Purchases	11,974	—	11,974
Interest rate lock commitments issued, net	—	816	816
Servicing received as proceeds from sales of mortgage loans	1,185	—	1,185
Changes in fair value included in income	(226)	—	(226)
Transfers to mortgage loans held for sale	—	(840)	(840)

Balance, December 31, 2010	$31,957	$(13)	$31,944

Changes in fair value recognized during the period relating to assets still held at December 31, 2010	$(226)	$(13)

Accumulated changes in fair value relating to assets still held at December 31, 2010		$(13)

Summary of gains (losses) from changes in estimated fair values included in earnings for financial statement items carried at estimated fair value

	Quarter ended June 30, 2013			Quarter ended June 30, 2012
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Short-term investments	$—	$—	$—	$—	$—	$—
Mortgage loans held for sale at fair value	(7,791)	—	(7,791)	35,939	—	35,939
Mortgage servicing rights at fair value	—	973	973	—	(2,957)	(2,957)

	$(7,791)	$973	$(6,818)	$35,939	$(2,957)	$32,982

	Six months ended June 30, 2013			Six months ended June 30, 2012
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Short-term investments	$—	$—	$—	$—	$—	$—
Mortgage loans held for sale at fair value	18,489	—	18,489	52,125	—	52,125
Mortgage servicing rights at fair value	—	(206)	(206)	—	(2,991)	(2,991)

	$18,489	$(206)	$18,283	$52,125	$(2,991)	$49,134

	2012			2011
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—	$—	$—	$—
Mortgage loans held for sale at fair value	171,236	—	171,236	13,029	—	13,029
Mortgage servicing rights at fair value	—	(6,674)	(6,674)	—	(9,307)	(9,307)

	$171,236	$(6,674)	$164,562	$13,029	$(9,307)	$3,722

Liabilities:
Loans sold under agreements to repurchase at fair value	$—	$—	$—	$—	$—	$—

	$—	$—	$—	$—	$—	$—

	2010
	Change in fair value of mortgage loans held for sale at fair value	Net servicing income	Total
	(in thousands)
Assets:
Short-term investments	$—	$—	$—
Mortgage loans held for sale at fair value	2,008	—	2,008
Mortgage servicing rights at fair value	—	400	400

	$2,008	$400	$2,408

Liabilities:
Loans sold under agreements to repurchase at fair value	$—	$—	$—

	$—	$—	$—

Schedule of fair value and related principal amounts due upon maturity of assets and liabilities accounted for under the fair value option

	June 30, 2013
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$655,221	$652,361	$2,860
90 or more days delinquent	1,120	1,428	(308)

	$656,341	$653,789	$2,552

	December 31, 2012
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$447,889	$418,650	$29,239
90 or more days delinquent	495	623	(128)

	$448,384	$419,273	$29,111

	December 31, 2012
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$447,889	$418,650	$29,239
90 or more days delinquent	495	623	(128)

	$448,384	$419,273	$29,111

	December 31, 2011
	Fair value	Principal amount due upon maturity	Difference
	(in thousands)
Mortgage loans held for sale:
Current through 89 days delinquent	$89,857	$84,384	$5,473
90 or more days delinquent	—	—	—

	$89,857	$84,384	$5,473

Summary of financial statement items measured at estimated fair value on a nonrecurring basis

	June 30, 2013
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$67,465	$—	$—	$67,465

	$67,465	$—	$—	$67,465

	December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$51,180	$—	$—	$51,180

	$51,180	$—	$—	$51,180

	December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing assets at lower of amortized cost or fair value	$51,180	$—	$—	$51,180

	$51,180	$—	$—	$51,180

	December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Mortgage servicing assets at lower of amortized cost or fair value	$6,426	$—	$—	$6,426

	$6,426	$—	$—	$6,426

Summary of total gains (losses) on assets measured at estimated fair values on a nonrecurring basis

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Mortgage servicing rights at lower of amortized cost or fair value	$688	$(841)	$132	$784

	$688	$(841)	$132	$784

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Mortgage servicing assets at lower of amortized cost or fair value	$(2,908)	$(70)	$—

Mortgage loans held for sale at fair value
Fair Value
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items

June 30, 2013
Range (Weighted average)
Key Inputs
Discount rate	7.8%-13.4%
(9.0%)
Twelve-month projected housing price index change	6.8%-7.3%
(6.9%)
Prepayment speed(1)	1.9%-5.5%
(4.7%)
Total prepayment speed(2)	3.3%-5.6%
(5.1%)
(1)
Prepayment speed is measured using life voluntary Conditional Prepayment Rate ("CPR"). CPR represents the percentage of the remaining unpaid principal balance ("UPB") that is expected to be prepaid in excess of the scheduled amortization of principal.

(2)
Total prepayment speed is measured using life total CPR.

IRLCs
Fair Value
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items

	June 30, 2013	December 31, 2012
	Range (Weighted average)
Key Inputs
Pull-through rate	57.8%-98.0%	61.6%-98.1%
	(81.3%)	(79.1%)
MSR value expressed as:
Servicing fee multiple	1.7-5.2	3.2-4.2
	(4.5)	(4.0)
Percentage of unpaid principal balance	0.4%-2.6%	0.6%-2.2%
	(1.2%)	(0.9%)

	December 31,
	2012	2011
Key Inputs	Range (Weighted average)
Pull-through rate	61.6%-98.1%	55.0%-100.0%
	(79.1%)	(91.8%)
MSR value expressed as:
Servicing fee multiple	3.2-4.2	2.1-5.7
	(4.0)	(4.8)
Percentage of unpaid principal balance	0.6%-2.2%	0.5%-2.7%
	(0.9%)	(1.5%)

MSRs
Fair Value
Quantitative summary of key inputs or assumptions used in the valuation of financial statement items

	Quarter ended June 30,
	2013		2012
	Amortized cost	Fair value	Amortized cost	Fair value
	Range (Weighted average)
Unpaid principal balance of underlying loans (in thousands)	$4,372,786	$423,031	$1,560,292	$5,544
Weighted-average servicing fee rate (in basis points)	29	25	24	27
Pricing spread(1)	5.4%-12.4%	6.4%-9.6%	7.5%-11.9%	7.5%-9.9%
	(8.0%)	(7.2%)	(9.8%)	(7.9%)
Annual total prepayment speed(2)	8.5%-18.5%	8.7%-15.3%	6.7%-14.7%	7.9%-15.6%
	(8.8%)	(9.0%)	(8.2%)	(10.3%)
Life (in years)	2.9-6.9	3.0-6.9	2.9-7.0	5.3-7.0
	(6.7)	(6.7)	(6.5)	(6.6)
Annual per-loan cost of servicing	$68-$120	$68-$68	$68-$100	$68-$100
	($103)	($68)	($99)	($72)

	Six months ended June 30,
	2013		2012
	Amortized cost	Fair value	Amortized cost	Fair value
	Range (Weighted average)
Unpaid principal balance of underlying loans (in thousands)	$8,229,142	$423,355	$2,325,346	$13,287
Weighted-average servicing fee rate (in basis points)	28	25	26	29
Pricing spread(1)	5.4%-12.5%	6.4%-9.6%	7.5%-11.9%	7.5%-9.9%
	(8.2%)	(7.2%)	(9.8%)	(8.5%)
Annual total prepayment speed(2)	8.5%-18.5%	8.7%-15.3%	6.7%-14.7%	7.8%-15.6%
	(8.8%)	(9.0%)	(8.1%)	(9.2%)
Life (in years)	2.9-6.9	3.0-6.9	2.9-7.0	3.6-7.0
	(6.7)	(6.7)	(6.6)	(6.7)
Annual per-loan cost of servicing	$68-$120	$68-$68	$68-$100	$68-$100
	($102)	($68)	($99)	($80)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar London Inter Bank Offered Rate ("LIBOR") curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.

(2)
Annual total prepayment speed is measured using life total CPR.

	December 31,
	2012		2011
	Amortized cost	Fair value	Amortized cost	Fair value
	Range (Weighted average)
Pricing spread(1)	7.5%-11.9%	7.5%-9.9%	9.3%-12.6%	8.3%-14.0%
	(9.8%)	(8.4%)	(9.7%)	(11.7%)
Annual total prepayment speed(2)	6.7%-17.8%	7.8%-20.1%	5.6%-7.9%	6.3%-8.9%
	(8.5%)	(9.7%)	(6.8%)	(8.2%)
Life (in years)	2.8-7.0	3.6-7.0	5.2-8.0	6.5-8.1
	(6.7)	(6.7)	(7.3)	(7.0)
Cost of servicing	$68-$100	$68-$100	$61-$98	$64-$98
	($99)	($78)	($96)	($88)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward rate curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of mortgage loans.

(2)
Annual total prepayment speed is measured using Life Total Constant Prepayment Rate.

Purchased MSRs backed by distressed mortgage loans
Fair Value
Quantitative summary of key inputs used in the valuation of the MSRs at period end and the effect on estimated fair value from adverse changes in those assumptions

	June 30, 2013		December 31, 2012
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(Carrying value, unpaid principal balance of underlying loans and effect on value amounts in thousands)
Carrying value	$10,978	$—	$12,370	$—
Unpaid principal balance of underlying loans	$1,155,301	—	$1,271,478	—
Weighted-average note rate	5.96%	—	6.01%	—
Weighted-average servicing fee rate (in basis points)	50	—	50	—
Discount rate	15.3%-15.3%	—	15.3%-15.3%	—
	(15.3%)	—	(15.3%)	—
Effect on value of 5% adverse change	($277)	—	($302)	—
Effect on value of 10% adverse change	($542)	—	($590)	—
Effect on value of 20% adverse change	($1,037)	—	($1,130)	—
Average life (in years)	4.9	—	5.0	—
Prepayment speed(1)	11.0%-11.0%	—	10.7%-10.7%	—
	(11.0%)	—	(10.7%)	—
Effect on value of 5% adverse change	($254)	—	($273)	—
Effect on value of 10% adverse change	($500)	—	($529)	—
Effect on value of 20% adverse change	($977)	—	($1,040)	—
Annual per-loan cost of servicing	$279-$279	—	$270-$270	—
	($279)	—	($270)	—
Effect on value of 5% adverse change	($267)	—	($290)	—
Effect on value of 10% adverse change	($535)	—	($580)	—
Effect on value of 20% adverse change	($1,070)	—	($1,159)	—
(1)
Prepayment speed is measured using CPR.

	December 31,
	2012		2011
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(unpaid prinicpal balance and effect on value in thousands)
Unpaid principal balance of underlying loans	$1,271,478	—	$1,486,836	—
Discount rate	15.3%-15.3%	—	19.0%-19.0%	—
	(15.3%)	—	(19.0%)	—
Effect on value of 5% adverse change	($302)	—	($375)	—
Effect on value of 10% adverse change	($590)	—	($733)	—
Effect on value of 20% adverse change	($1,130)	—	($1,400)	—
Average life (in years)	5.0		4.9
Prepayment speed(1)	10.7%-10.7%	—	10.2%-10.2%	—
	(10.7%)	—	(10.2%)	—
Effect on value of 5% adverse change	($273)	—	($244)	—
Effect on value of 10% adverse change	($529)	—	($469)	—
Effect on value of 20% adverse change	($1,040)	—	($927)	—
Cost of servicing	$270-$270	—	$136-$136	—
	($270)	—	($136)	—
Effect on value of 5% adverse change	($290)	—	($132)	—
Effect on value of 10% adverse change	($580)	—	($264)	—
Effect on value of 20% adverse change	($1,159)	—	($527)	—
(1)
Prepayment speed is measured using Constant Prepayment Rate, or CPR. CPR represents the percentage of the remaining UPB that is expected to be prepaid in excess of the scheduled amortization of principal.

All other MSRs
Fair Value
Quantitative summary of key inputs used in the valuation of the MSRs at period end and the effect on estimated fair value from adverse changes in those assumptions

	June 30, 2013		December 31, 2012
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(Carrying value, unpaid principal balance of underlying loans and effect on value amounts in thousands)
Carrying value	$12,092	$176,668	$7,428	$89,177
Unpaid principal balance of underlying loans	$1,327,754	$16,294,547	$1,166,765	$8,730,686
Weighted-average note rate	4.71%	3.52%	5.22%	3.65%
Weighted-average servicing fee rate (in basis points)	25	28	26	28
Pricing spread(1)	6.4%-17.5%	5.4%-14.1%	7.5%-19.5%	7.5%-16.5%
	(8.7%)	(7.5%)	(10.6%)	(9.8%)
Effect on value of 5% adverse change	($218)	($3,923)	($113)	($1,814)
Effect on value of 10% adverse change	($429)	($7,703)	($222)	($3,562)
Effect on value of 20% adverse change	($830)	($14,859)	($430)	($6,870)
Average life (in years)	0.2-14.4	2.7-6.9	0.2-14.4	2.5-6.9
	(6.5)	(6.7)	(5.0)	(6.6)
Prepayment speed(2)	8.7%-76.2%	8.6%-17.2%	9.0%-84.2%	8.7%-28.3%
	(11.3%)	(9.0%)	(19.2%)	(9.2%)
Effect on value of 5% adverse change	($292)	($3,823)	($238)	($1,751)
Effect on value of 10% adverse change	($572)	($7,520)	($462)	($3,446)
Effect on value of 20% adverse change	($1,100)	($14,562)	($877)	($6,674)
Annual per-loan cost of servicing	$68-$115	$68-$120	$68-$140	$68-$140
	($72)	($101)	($76)	($99)
Effect on value of 5% adverse change	($111)	($1,944)	($77)	($963)
Effect on value of 10% adverse change	($221)	($3,888)	($153)	($1,926)
Effect on value of 20% adverse change	($443)	($7,776)	($307)	($3,852)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of loans and purchased MSRs not backed by pools of distressed mortgage loans.

(2)
Prepayment speed is measured using CPR.

	December 31,
	2012		2011
	Fair value	Amortized cost	Fair value	Amortized cost
	Range (Weighted average)
	(unpaid principal balance and effect on value in thousands)
Unpaid principal balance of underlying loans	$1,166,765	$8,730,686	$1,528,613	$617,402
Pricing spread(1)	7.5%-19.5%	7.5%-16.5%	7.5%-19.5%	7.5%-17.0%
	(10.6%)	(9.8%)	(10.4%)	(9.8%)
Effect on value of 5% adverse change	($113)	($1,814)	($168)	($146)
Effect on value of 10% adverse change	($222)	($3,562)	($332)	($287)
Effect on value of 20% adverse change	($430)	($6,870)	($643)	($553)
Average life (in years)	0.2-14.4	2.5-6.9	0.1-11.6	1.0-12.7
	(5.0)	(6.6)	(4.7)	(6.2)
Prepayment speed(2)	9.0%-84.2%	8.7%-28.3%	8.1%-75.7%	6.7%-21.2%
	(19.2%)	(9.2%)	(17.7%)	(9.1%)
Effect on value of 5% adverse change	($238)	($1,751)	($307)	($116)
Effect on value of 10% adverse change	($462)	($3,446)	($598)	($228)
Effect on value of 20% adverse change	($877)	($6,674)	($1,137)	($442)
Cost of servicing	$68-$140	$68-$140	$68-$140	$68-$140
	($76)	($99)	($76)	($94)
Effect on value of 5% adverse change	($77)	($963)	($100)	($70)
Effect on value of 10% adverse change	($153)	($1,926)	($200)	($139)
Effect on value of 20% adverse change	($307)	($3,852)	($323)	($266)
(1)
Pricing spread represents a margin that is applied to a reference interest rate's forward curve to develop periodic discount rates. The Company applies a pricing spread to the United States Dollar LIBOR curve for purposes of discounting cash flows relating to MSRs acquired as proceeds from the sale of loans and purchased MSRs not backed by pools of distressed mortgage loans.

(2)
Prepayment speed is measured using CPR.